Borrowings	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Borrowings
22. Borrowings
Current borrowings consist of:

	As at March 31,
	2019	2020	2020
	( ₹ in million)	( ₹ in million)	(US dollars in million)
Banks and financial institutions	229,820	112,710	1,495
Current maturities of long-term borrowings	85,233	99,521	1,320

Current borrowings (A)	315,053	212,231	2,815

Non-current
borrowings consist of:

	As at March 31,
	2019	2020	2020
	( ₹ in million)	( ₹ in million)	(US dollars in million)
Banks and financial institutions	284,404	294,233	3,903
Non-convertible debentures	140,719	163,874	2,174
Redeemable preference shares	19	19	0
Non-convertible bonds	1,263	1,462	19
Others	6,037	7,177	95

Non-current borrowings	432,442	466,765	6,191
Less: Current maturities of long-term borrowings	(85,233)	(99,521)	(1,320)

Non-current borrowings, net of current maturities (B)	347,209	367,244	4,871

The Group has discounted trade receivables on recourse basis
₹
 13,567 million and
₹
 297 million ($ 4 million) as at March 31, 2019 and March 31, 2020 respectively. Accordingly, the monies received on this account are shown as borrowings as the trade receivables do not meet de-recognition
criteria.
In the event Vedanta Resources Limited ceases to be our majority shareholder, we will be required to immediately repay some of our outstanding long-term debt.
The Group facilities are subject to certain financial and
non-
financial covenants. The primary covenants which must be complied with include interest service coverage ratio, current ratio, debt service coverage ratio, total outside liabilities to tangible net worth, fixed assets coverage ratio, ratio of total term liabilities to tangible net worth, debt to EBITDA ratio and return on fixed assets. The Group has complied with the covenants as per the terms of the loan agreement.

Details of
Non-convertible
debentures issued by the Group have been provided below (carrying value)-

	As at March 31,
	2019	2020	2020
	( ₹ in million)	( ₹ in million)	(US dollars in million)
9.2 0 % due February 2030	—	20,000	265
9.2 0 % due December 2022	—	7,480	99
8.75% due June 2022	—	12,682	168
8.9 0 % due December 2021	—	8,978	119
8.75% due September 2021	2,500	2,500	33
9.18% due July 2021	10,000	10,000	133
9.27% due July 2021	9,995	9,995	133
8.50% due June 2021	16,492	16,496	219
8.75% due April 2021	2,500	2,500	33
8.50% due April 2021	23,488	23,493	312
8.55% due April 2021	10,000	10,000	133
9.00% due November 2020*	2,000	1,500	20
8.25% due September 2020	4,250	4,250	56
7.85% due August 2020	5,000	5,000	66
9.45% due August 2020	20,000	20,000	265
7.90% due July 2020	2,996	3,000	40
8.70% due April 2020	6,000	6,000	80
7.80% due December 2020***	5,000	—	—
8.00% due June 2020**	1,998	—	—
7.95% due April 2020**	3,000	—	—
7.50% due November 2019	2,000	—	—
8.20% due November 2019	3,000	—	—
8.25% due October 2019	3,000	—	—
7.75% due September 2019	2,500	—	—
8.65% due September 2019	1,500	—	—
7.60% due May 2019	3,500	—	—

Total	140,719	163,874	2,174

*	The debenture holders of these NCDs and the Company have put and call option at the end of 1 year from the respective date of the allotment of the NCDs
**	Put option was excercised by the NCD holders, basis which NCDs became due for repayment.
***	Repaid during the year.

Security Details
The Group has taken borrowings in various countries towards funding of its acquisitions, capital expenditure and working capital requirements. The borrowings comprise of funding arrangements from various banks and financial institutions taken by the parent and subsidiaries.

	As at March 31,
	2019	2020	2020
	( ₹ in million)	( ₹ in million)	(US dollars in million)
Secured borrowings	445,055	480,476	6,373
Unsecured borrowings	217,207	98,999	1,313

Total borrowings	662,262	579,475	7,686

The details of security provided by the Group in various countries, to various banks on the assets of Parent and subsidiaries are as follows:

		As at March 31,
		2019	2020	2020
		( ₹ in million)	( ₹ in million)	(US dollars in million)
Working capital loans (grouped under banks and financial institutions)	First pari passu charge on all rights, title, claim and benefit in all the whole of the current assets of Vedanta Limited, both present and future, including stock and raw material, stock in process, semi finished and finished goods, stores and spares not relating to plant and machinery (consumable stores and spares)	—	12	0
	First pari passu charge on current assets of Vedanta Limited	—	34	0
	Secured by hypothecation of inventory of Vedanta Limited including other movables like book debts and bills outstanding	—	105	1
	Secured by receivables on sale of crude oil of Vedanta Limited	—	108	1
	Secured by hypothecation of stock of raw materials, work-in-progress, semi-finished, finished products, consumable stores and spares, bills receivables, book debts and all other movables, both present and future in BALCO. The charges rank pari passu among banks under the multiple banking arrangements, for fund based facilities	1,240	3,515	47
	Secured by a first pari passu charge on all present and future inventories, book debts and all other current assets of TSPL	2,800	2,478	33
	Other secured working capital loans	11,170	—	—
External commercial borrowings (grouped under banks and financial institutions)	The facility is secured by first pari passu charge on all movable property, plant and equipments related to power plants and aluminium smelters of BALCO located at Korba both present and future along with secured lenders	3,089	3,351	44
	The facility is secured by first pari passu charge on all movable project assets related to 1200 MW power project and 3.25 LTPA smelter project both present and future along with secured lenders at BALCO	3,440	2,762	37

Non-convertible Debentures	First pari passu charge over the immovable property (excluding leasehold land and coal block assets) of BALCO. First pari passu charge on the hypothecated assets (excluding current assets) of BALCO	4,997	3,000	40
	Secured by way of first pari passu charge on the specific movable and/or immovable Fixed Assets of VGCB, as may be identified and notified by the Issuer to the Security Trustee from time to time, with minimum asset coverage of 1 time of the aggregate face value of Bonds outstanding at any point of time	4,250	4,250	56
	Secured by the whole of the movable fixed assets of (i) Alumina Refinery having output of 1 MTPA along with co-generation captive power plant with an aggregate capacity of 90 MW at Lanjigarh, Odisha and (ii) Aluminium Smelter having output of 1.6 MTPA along with 1215 (9*135) MW CPP at Jharsuguda, Odisha	—	49,139	652
	Secured by way of “movable fixed assets” in relation to the 1.6 MTPA Aluminium Smelter alongwith 1215 MW (135MW * 9) captive power plant located in Jharsuguda and 1 MTPA Alumina Refinery alongwith 90 MW Co-generation power plant located at Lanjigarh in Odisha State and shall include all present movable plant and machinery, machinery spares, tools and accessories, fixtures, mechanical and electrical equipments, machinery and all other movable fixed assets and all estate, right, title, interest, property, claims and demands whatsoever in relation to assets	20,000	20,000	265
	Secured by a first pari passu charge on the whole of the present and future of the movable fixed assets of 2400 MW (600 MW*4) Power Plant of Vedanta Limited at Jharsuguda location	39,980	39,988	531
	Secured by way of first ranking pari passu charge on movable fixed assets in relation to the Lanjigarh Refinery Expansion Project (having capacity beyond 2 MTPA and upto 6 MTPA) situated at Lanjigarh, Odisha. The Lanjigarh Refinery Expansion Project shall specifically exclude the 1 MTPA alumina refinery of Vedanta Limited along with 90 MW power plant in Lanjigarh and all its related capacity expansions	12,500	11,000	146
	Secured by way of first pari passu charge on all present and future of the movable fixed assets of 2400 MW (600 MW*4) Power Plant of Vedanta Limited at Jharsuguda location, as may be identified and notified by the Issuer to the Security Trustee from time to time, with minimum asset coverage of 1 time of the aggregate face value of debentures outstanding at any point of time	10,000	10,000	133
	Secured by first pari passu charge on movable and/or immovable fixed assets of TSPL with a minimum asset cover of 1 time during the tenure of NCD	32,492	26,497	351
	Other secured non-convertible debentures	16,500	—	—

Term Loans (grouped under banks and financial institutions)	Secured by first pari passu charge on fixed assets of TSPL both present and future	36,230	31,903	423
	First pari passu charge by way of hypothecation/ equitable mortgage on the movable/ immovable assets of the Aluminium division comprising of alumina refinery having output of 1 MTPA along with co-generation captive power plant with an aggregate capacity of 90 MW at Lanjigarh, Odisha; aluminium smelter having output of 1.6 MTPA along with 1215 (9x135) MW CPP at Jharsuguda , Odisha, both present and future	51,019	33,842	449

Secured by a pari passu charge by way of hypothecation of all the movable fixed assets of Vedanta Limited pertaining to its Aluminium division project consisting of (i) alumina refinery having output of 1 MTPA (Refinery) along with co-generation
captive power plant with aggregate capacity of 90 MW at Lanjigarh, Odisha (Power Plant); and (ii) aluminium smelter having output of 1.6 MTPA along with 1215 (9x135) MW CPP at Jharsuguda, Odisha (Smelter) (the Refinery, Power Plant and Smelter). Also, a first pari passu charge by way of equitable mortgage on the land pertaining to the mentioned project of aluminium division
		35,508	28,851	383
	Secured by a pari passu charge by way of hypothecation on the movable fixed assets of the Lanjigarh Refinery Expansion Project including 210 MW Power Project. Lanjigarh Refinery Expansion Project shall specifically exclude 1 MTPA alumina refinery of the Company along with 90 MW power plant in Lanjigarh and all its related expansions	4,820	4,582	61
	Secured by a pari-passu charge by way of hypothecation on the movable fixed assets of Vedanta Limited pertaining to its Aluminium division comprising of 1 MTPA alumina refinery plant with 90 MW captive power plant at Lanjigarh, Odisha and 1.6 MTPA aluminium smelter plant with 1215 MW captive power plant at Jharsuguda, Odisha	17,344	13,785	183
	First pari passu charge by way of hypothecation/ equitable mortgage on the movable/ immovable assets of the Aluminium division of Vedanta Limited comprising of alumina refinery having output of 1 MTPA along with co-generation captive power plant with an aggregate capacity of 90 MW at Lanjigarh, Odisha; aluminium smelter having output of 1.6 MTPA along with 1215 (9x135) MW CPP at Jharsuguda , Odisha and additional charge on Lanjigarh Expansion project, both present and future	11,839	11,370	151
	Secured by a pari passu charge by way of hypothecation/equitable mortgage of the movable/immovable fixed assets of Vedanta Limited pertaining to its Aluminium division comprising of 1 MTPA alumina refinery plant with 90 MW captive power plant at Lanjigarh, Odisha and 1.6 MTPA aluminium smelter plant with 1215 MW captive power plant at Jharsuguda, Odisha	29,844	29,849	396
	Secured by charge on Cairn Energy Hydrocarbons Limited’s (CEHL) all banks accounts, cash & investments, all receivables and current assets (but excluding any shares issued to CEHL by its subsidaries, all of its right, title and interest in and to Production Sharing Contract and all of its fixed assets of any nature)	26,240	36,919	490
	Pledge of 49% of shares & other securities and rights to any claims held by THL Zinc Limited in and against BMM	4,150	4,044	54
	The facility is secured by first pari passu charge on all movable property, plant and equipments related to power plants and aluminium smelters of BALCO located at Korba both present and future along with secured lenders	2,059	2,235	30
	Secured by first pari passu charge on all present and future movable fixed assets including but not limited to plant & machinery, spares, tools and accessories of BALCO (excluding coal block assets ) by way of a deed of hypothecation	9,685	16,150	214
	Secured by first pari passu charge on all present and future movable fixed assets including but not limited to plant & machinery, spares, tools and accessories of BALCO by way of a deed of hypothecation	—	12,925	171
	First ranking pari passu charge by way of hypothecation/mortgage on all fixed/ immovable assets of Electrosteel Steels Limited but excluding any current assets or pledge over any shares	33,749	33,725	447
	Secured by pari passu charge on the whole of the movable fixed assets of 1.6 MTPA Aluminium smelter including 1215 MW power plant of Vedanta Limited situated at Jharsuguda and movable fixed assets of 1 MTPA Alumina refinery including 90 MW thermal power plant (operating capacity) situated at Lanjigarh, including movable plant and machinery, machinery spares, tools and accessories, condensers, generators, cooling systems, pumps, tanks, transformers and all other equipment’s, furniture, fittings, fixtures, vehicles and all other movable fixed assets both present and future	—	5,000	66

Secured by first pari passu charge by way of hypothecation over all the movable assets (save and except Current Assets) of Vedanta Limited, present or future, pertaining to Lanjigarh refinery expansion project beyond 1.7 MTPA to 6.0 MTPA located at Lanjigarh Odisha including but not limited to plant and machinery, machinery spares, tools and accessories in relation to aforementioned expansion project. Among others, the Lanjigarh Refinery Expansion Project shall specifically exclude the alumina refinery upto 1.7 MTPA of the company along with 90 MW power plant in Lanjigarh and all its related expansions
		—	7,360	98
	Secured by charge on investment of Vedanta Limited in INR bonds	—	10,414	138
	Secured by first pari passu charge by way of whole of the movable fixed assets of (i) Alumina Refinery having output of 1 MTPA along with co-generation captive power plant with an aggregate capacity of 90MW at Lanjigarh, Odisha and (ii) Aluminium Smelter having output of 1.6 MTPA along with 1215 (9*135) MW CPP at Jharsuguda, Odisha	—	14,874	197
	Other secured term loans	14,790	—	—

Others	Secured by Fixed asset (rare metals) of AvanStrate	5,160	5,657	75
	First charge by way of hypothecation on the entire stocks of raw materials, semi-finished and finished goods, consumable stores and spares and such other movables including book-debts, bills whether documentary or clean, outstanding monies, receivables and all other current assets of Vedanta Limited, both present and future, ranking pari passu with other participating banks	—	752	10

Project buyer’credit from banks (grouped under banks and financial institutions)	Other secured project buyers’ credit	160	—	—

	Total	445,055	480,476	6,373

Movement in borrowings during the year is provided below:

	Short term borrowings	Long term borrowings*	Total	Total
	( ₹ in million)	( ₹ in million)	( ₹ in million)	(US dollars in million)
As at April 01, 2018	219,512	362,076	581,588
Cash flow	6,251	69,456	75,707
Borrowings on acquisition through business combination	67	—	67
Other non-cash changes**	433	1,686	2,119
Foreign currency translation differences	3,557	(776)	2,781

As at April 01, 2019	229,820	432,442	662,262	8,784

Cash flow	(118,151)	28,297	(89,854)	(1,192)
Other non-cash changes**	570	3,260	3,830	51
Foreign currency translation differences	471	2,766	3,237	43

As at March 31, 2020	112,710	466,765	579,475	7,686

*	including current maturities of long-term borrowings

**	Other non-cash changes comprises of amortisation of borrowing costs, foreign exchange difference on borrowings.